                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 7 Times Square Tower, 17th Floor
         New York, NY 10036

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter R. Sismondo
Title: Vice President, Controller, Treasurer and Assistant Secretary
Phone: 212-752-1356

Signature, Place, and Date of Signing:


/s/ Peter R. Sismondo                    New York, NY   February 10, 2006
------------------------------------     [City, State]  [Date]
[Signature]

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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:          73
Form 13F Information Table Value Total:    $795,184
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number            Name
---   --------------------   ----------------------
 2                           RSUI Indemnity Company

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 12/31/05

                                                                                           COLUMN 6                    COLUMN 8
                                                                                      -----------------            ----------------
                                                     COLUMN 4                             INVESTMENT                  VOTING
                                                     --------         COLUMN 5            DISCRETION                 AUTHORITY
        COLUMN 1             COLUMN 2      COLUMN 3   MARKET   ---------------------  -----------------  COLUMN 7  ----------------
------------------------  --------------  ---------    VALUE     SHRS OR   SH/  PUT/  SOLE  SHRD  OTHER  --------  SOLE  SHRD  NONE
     NAME OF ISSUER       TITLE OF CLASS    CUSIP    (X 1000)   PRIN AMT   PRN  CALL   (A)   (B)   (C)    MANAGER   (A)   (B)   (C)
------------------------  --------------  ---------  --------  ----------  ---  ----  ----  ----  -----  --------  ----  ----  ----
FRESH DEL MONTE PRODUCE
   INC                    ORD             G36738105     2,277     100,000   SH                X              2       X
FRESH DEL MONTE PRODUCE
   INC                    ORD             G36738105     1,139      50,000   SH                X              1       X
MONTPELIER RE HOLDINGS
   LTD                    SHS             G62185106     1,890     100,000   SH                X              1       X
AT&T INC                  COM             00206R102     1,225      50,000   SH                X              1       X
ALEXANDER & BALDWIN INC   COM             014482103     1,085      20,000   SH                X              1       X
AMERICAN EXPRESS CO       COM             025816109     1,287      25,000   SH                X              1       X
AMERICAN INTL GROUP INC   COM             026874107     1,365      20,000   SH                X              1       X
AMERIPRISE FINL INC       COM             03076C106       205       5,000   SH                X              1       X
ANADARKO PETE CORP        COM             032511107    35,531     375,000   SH                X              2       X
ANADARKO PETE CORP        COM             032511107    11,844     125,000   SH                X              1       X
APACHE CORP               COM             037411105    33,404     487,500   SH                X              2       X
APACHE CORP               COM             037411105    11,135     162,500   SH                X              1       X
APPLERA CORP              COM AP BIO GRP  038020903     1,328      50,000   SH                X              1       X
APPLIED MATLS INC         COM             038222105       897      50,000   SH                X              1       X
AUTODESK INC              COM             052769106     1,288      30,000   SH                X              1       X
BANK OF AMERICA
   CORPORATION            COM             060505104    13,845     300,000   SH                X              2       X
BANK OF AMERICA
   CORPORATION            COM             060505104     9,230     200,000   SH                X              1       X
BELO CORP                 COM SER A       080555105       749      35,000   SH                X              1       X
BERKSHIRE HATHAWAY INC
   DEL                    CL B            084670207     4,494       1,531   SH                X              1       X
BOEING CO                 COM             097023105     1,054      15,000   SH                X              1       X
BURLINGTON NORTHN SANTA
   FE C                   COM             12189T104   424,920   6,000,000   SH          X                    1       X
BURLINGTON RES INC        COM             122014103     1,724      20,000   SH                X              1       X
CATERPILLAR INC DEL       COM             149123101     1,733      30,000   SH                X              1       X
CHEVRON CORP NEW          COM             166764100     7,380     130,000   SH                X              1       X
CHUBB CORP                COM             171232101     1,465      15,000   SH                X              1       X
CITIGROUP                 COM             172967101     3,397      70,000   SH                X              2       X
CITIGROUP                 COM             172967101     1,456      30,000   SH                X              1       X
COCA COLA CO              COM             191216100     1,008      25,000   SH                X              1       X
CONOCOPHILLIPS            COM             20825C104    30,545     525,000   SH                X              1       X
COSTCO WHSL CORP NEW      COM             22160K105     1,484      30,000   SH                X              1       X
COUNTRYWIDE FINANCIAL
   CORP                   COM             222372104     3,419     100,000   SH                X              2       X
COUNTRYWIDE FINANCIAL
   CORP                   COM             222372104     1,710      50,000   SH                X              1       X
DEERE & CO                COM             244199105     1,022      15,000   SH                X              1       X
DEVON ENERGY CORP NEW     COM             25179M103    35,179     562,500   SH                X              2       X
DEVON ENERGY CORP NEW     COM             25179M103    11,726     187,500   SH                X              1       X
DISNEY WALT CO            COM DISNEY      254687106     1,079      45,000   SH                X              1       X
DISCOVERY HOLDING CO      CL A COM        25468Y107       167      11,000   SH                X              1       X
DOMINION RES INC VA NEW   COM             25746U109     3,706      48,000   SH                X              2       X
DOMINION RES INC VA NEW   COM             25746U109     1,853      24,000   SH                X              1       X
DOW CHEM CO               COM             260543103       876      20,000   SH                X              1       X
DU PONT EI DE NEMOURS &
   CO                     COM             263534109     1,275      30,000   SH                X              1       X
EXXON MOBIL CORP          COM             30231G102     1,685      30,000   SH                X              1       X
FEDEX CORP                COM             31428X106     1,551      15,000   SH                X              1       X
GENERAL ELECTRIC CO       COM             369604103     1,052      30,000   SH                X              1       X
GUIDANT CORP              COM             401698105       648      10,000   SH                X              1       X
HARLEY DAVIDSON INC       COM             412822108     5,793     112,500   SH                X              2       X
HARLEY DAVIDSON INC       COM             412822108     1,931      37,500   SH                X              1       X
INTEL CORP                COM             458140100     1,248      50,000   SH                X              1       X
INTERNATIONAL BUSINESS
   MACHS                  COM             459200101       986      12,000   SH                X              1       X
INTUIT                    COM             461202103       533      10,000   SH                X              1       X
JEFFERSON PILOT CORP      COM             475070108     1,139      20,000   SH                X              1       X
JOHNSON & JOHNSON         COM             478160104     3,005      50,000   SH                X              2       X
JOHNSON & JOHNSON         COM             478160104     3,005      50,000   SH                X              1       X
KERR MCGEE CORP           COM             492386107    11,812     130,000   SH                X              2       X
KERR MCGEE CORP           COM             492386107     6,360      70,000   SH                X              1       X
LAUDER ESTEE COS INC      CL A            518439104       837      25,000   SH                X              1       X
LIBERTY MEDIA CORP NEW    COM SER A       530718105       866     110,000   SH                X              1       X
LILLY ELI & CO            COM             532457108     1,698      30,000   SH                X              1       X
LYONDELL CHEMICAL CO      COM             552078107     2,858     120,000   SH                X              2       X
LYONDELL CHEMICAL CO      COM             552078107     1,906      80,000   SH                X              1       X
MAGNA INTL INC            CL A            559222401     4,797      66,650   SH                X              2       X
MAGNA INTL INC            CL A            559222401     2,401      33,350   SH                X              1       X
MANPOWER INC              COM             56418H100       930      20,000   SH                X              1       X
MEDTRONIC INC             COM             585055106     1,727      30,000   SH                X              1       X
MERCK & CO INC            COM             589331107    23,858     750,000   SH                X              1       X
MERCK & CO INC            COM             589331107     7,953     250,000   SH                X              2       X
MICROSOFT CORP            COM             594918104     1,831      70,000   SH                X              1       X
MILLIPORE CORP            COM             601073109     1,321      20,000   SH                X              1       X
NEWS CORP LTD             SP ADR PFD      652487802     1,089      70,000   SH                X              1       X
NOBLE ENERGY INC          COM             655044105     1,209      30,000   SH                X              1       X
NORDSTROM INC             COM             655664100     1,496      40,000   SH                X              1       X
NOVARTIS AG               SPONSORED ADR   66987V109     1,312      25,000   SH                X              1       X
OLD REP INTL CORP         COM             680223104     3,939     150,000   SH                X              1       X
PROCTER & GAMBLE CO       COM             742718109     1,736      30,000   SH                X              1       X
ROHM & HAAS CO            COM             775371107     1,211      25,000   SH                X              1       X
SCHLUMBERGER LTD          COM             806857108     1,943      20,000   SH                X              1       X
SIGMA ALDRICH CORP        COM             826552101       949      15,000   SH                X              1       X

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 12/31/05

                                                                                           COLUMN 6                    COLUMN 8
                                                                                      -----------------            ----------------
                                                     COLUMN 4                             INVESTMENT                  VOTING
                                                     --------         COLUMN 5            DISCRETION                 AUTHORITY
        COLUMN 1             COLUMN 2      COLUMN 3   MARKET   ---------------------  -----------------  COLUMN 7  ----------------
------------------------  --------------  ---------    VALUE     SHRS OR   SH/  PUT/  SOLE  SHRD  OTHER  --------  SOLE  SHRD  NONE
     NAME OF ISSUER       TITLE OF CLASS    CUSIP    (X 1000)   PRIN AMT   PRN  CALL   (A)   (B)   (C)    MANAGER   (A)   (B)   (C)
------------------------  --------------  ---------  --------  ----------  ---  ----  ----  ----  -----  --------  ----  ----  ----
SONY CORP                 ADR NEW         835699307     1,020      25,000   SH                X              1       X
STATE STR CORP            COM             857477103       832      15,000   SH                X              1       X
TEXAS INSTRS INC          COM             882508104       641      20,000   SH                X              1       X
3M CO                     COM             88579Y101     1,550      20,000   SH                X              1       X
UNIVISION COMMUNICATIONS
   INC                    CL A            914906102       588      20,000   SH                X              1       X
WACHOVIA CORP 2ND NEW     COM             929903102     1,057      20,000   SH                X              1       X
WAL MART STORES INC       COM             931142103     1,872      40,000   SH                X              1       X
WASHINGTON POST CO        CL B            939640108       574         750   SH                X              1       X
WELLS FARGO & CO NEW      COM             949746101     3,157      50,250   SH                X              2       X
WELLS FARGO & CO NEW      COM             949746101     1,555      24,750   SH                X              1       X
WEYERHAUSER CO            COM             962166104     1,327      20,000   SH                X              1       X

GRAND TOTAL                                           795,184  13,062,281


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